Merger Information (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 02, 2026	Dec. 31, 2025	Dec. 31, 2024
Merger Information [Line Items}
Issuance of common shares, after giving effect to a 1 for 5 Reverse Stock Split	4,850,658		4,776,454	3,474,970
Authorized shares of AIR common stock	6,000,000		6,000,000	6,000,000
Issuance of shares	126,900,000
Common Stock [Member]
Merger Information [Line Items}
Issuance of common shares, after giving effect to a 1 for 5 Reverse Stock Split	25,380,000
Percentage of outstanding shares	4.00%
Business Acquisition [Member]
Merger Information [Line Items}
AIR share price after giving effect to a 1 for 5 Reverse Stock Split	$ 15.25
Merger Agreement [Member]
Merger Information [Line Items}
Percentage of outstanding shares	96.00%
Received a payment		$ 1,971,070
A&R Merger Agreement [Member]
Merger Information [Line Items}
Authorized shares of AIR common stock	40,000,000
Reverse stock split	1 for 5
A&R Merger Agreement [Member] | Maximum [Member]
Merger Information [Line Items}
Authorized shares of AIR common stock	200,000,000
A&R Merger Agreement [Member] | Minimum [Member]
Merger Information [Line Items}
Authorized shares of AIR common stock	20,000,000
A&R Merger Agreement [Member] | Business Acquisition [Member]
Merger Information [Line Items}
AIR share price after giving effect to a 1 for 5 Reverse Stock Split	$ 3.05